Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000028782 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000028782 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028782 | Voya Limited Maturity Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028782 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028782 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028782 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028782 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028782 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028782 | Voya Large-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028782 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028782 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028782 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000028782 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000028782 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028782 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028782 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028782 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028782 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028782 | International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028782 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000028782 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028782 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028782 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028782 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028782 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028783 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000028783 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028783 | Voya Limited Maturity Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028783 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028783 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028783 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028783 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028783 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028783 | Voya Large-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028783 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028783 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028783 | Equity
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000028783 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000028783 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028783 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028783 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028783 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028783 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028783 | International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028783 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000028783 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028783 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028783 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028783 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028783 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028780 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028780 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000028780 | Voya Limited Maturity Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028780 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028780 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028780 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028780 | Voya Large-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028780 | VY® T. Rowe Price Growth Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028780 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028780 | Voya MidCap Opportunities Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028780 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028780 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000028780 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000028780 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000028780 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028780 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028780 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028780 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028780 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028780 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000028780 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028780 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028780 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028781 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028781 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000028781 | Voya Limited Maturity Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028781 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028781 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028781 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028781 | Voya Large-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028781 | VY® T. Rowe Price Growth Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028781 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028781 | Voya MidCap Opportunities Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028781 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028781 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000028781 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000028781 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000028781 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028781 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028781 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028781 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028781 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028781 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000028781 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028781 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028781 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028778 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028778 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000028778 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028778 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028778 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028778 | VY® T. Rowe Price Growth Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028778 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028778 | Voya MidCap Opportunities Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028778 | Voya Small Company Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028778 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028778 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028778 | Equity
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000028778 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000028778 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000028778 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028778 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028778 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028778 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028778 | International
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028778 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000028778 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028778 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028778 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028779 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000028779 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000028779 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028779 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028779 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028779 | VY® T. Rowe Price Growth Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028779 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028779 | Voya MidCap Opportunities Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028779 | Voya Small Company Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028779 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028779 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028779 | Equity
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000028779 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000028779 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000028779 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028779 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028779 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028779 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028779 | International
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028779 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000028779 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028779 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028779 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%